BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—97.7%
COMMON STOCKS—74.8%
Brazil—3.9%
Cia Brasileira de Distribuicao	21,400	$273,422
Pagseguro Digital Ltd., Class A*†	5,927	280,703
Petroleo Brasileiro SA - SP ADR†	92,932	889,359
Vasta Platform Ltd.*†	51,552	711,417
Vivara Participacoes SA	100,300	473,661
		2,628,562
Chile—0.5%
Geopark Ltd.†	38,562	352,075
		352,075
China—16.9%
21Vianet Group, Inc. - ADR*†	18,036	511,140
Baidu, Inc. - SP ADR*†	3,382	470,064
China Construction Bank Corp., Class H	509,000	397,902
China Meidong Auto Holdings Ltd.	158,000	685,820
China Yongda Automobiles Services Holdings Ltd.	820,000	1,400,775
CIFI Holdings Group Co., Ltd.	496,165	428,807
ENN Energy Holdings Ltd.	39,800	525,045
Industrial & Commercial Bank of China Ltd., Class H	566,000	357,556
Longfor Group Holdings Ltd.	65,500	428,032
Momo, Inc. - SP ADR†	9,177	131,965
Muyuan Foodstuff Co., Ltd., Class A†	114,630	1,340,002
NetEase, Inc. - ADR†	7,267	656,719
Ping An Insurance Group Co. of China Ltd., Class H	116,466	1,369,820
Tencent Holdings Ltd.	9,300	677,949
Trip.com Group Ltd. - ADR†	13,464	452,256
Zhongsheng Group Holdings Ltd.	195,500	1,469,908
		11,303,760
France—0.5%
Total SA	7,105	301,574
Greece—0.7%
JUMBO SA	27,864	494,090
Hong Kong—3.6%
Melco Resorts & Entertainment Ltd. - ADR*†	39,401	714,340
Swire Properties Ltd.	223,000	680,214
WH Group Ltd.	1,219,000	993,086
		2,387,640
Hungary—1.1%
OTP Bank PLC*	18,759	746,593
India—7.8%
Bandhan Bank Ltd.*	215,269	1,060,861
Bharti Airtel Ltd.	233,472	1,456,712
HDFC Bank Ltd. - ADR†	8,033	554,277
HDFC Bank Ltd.	51,696	998,409
Petronet LNG Ltd.	259,665	878,851
Reliance Industries Ltd.	10,111	261,459
		5,210,569
Indonesia—0.7%
Bank Central Asia Tbk PT	200,200	439,708

Macao—3.1%
Sands China Ltd.	290,000	1,185,268
Wynn Macau Ltd.	502,400	856,152
		2,041,420
Malaysia—1.2%
TIME dotCom Bhd	230,400	773,822

Mexico—3.4%
Concentradora Fibra Danhos SA de CV	283,179	335,859
Fomento Economico Mexicano SAB de CV - SP ADR†	3,390	244,589
Grupo Financiero Banorte SAB de CV	130,600	650,278
Industrias Bachoco SAB de CV, Class B	74,900	259,015
Macquarie Mexico Real Estate Management SA de CV	602,300	764,414
		2,254,155
Netherlands—1.3%
Prosus NV*	8,309	900,683
Russia—1.4%
Sberbank of Russia PJSC - SP ADR	36,448	485,852
Tatneft PJSC	64,952	418,808
		904,660
South Africa—1.7%
Capitec Bank Holdings Ltd.	1	57
Distell Group Holdings Ltd.	24,674	151,181
Naspers Ltd., Class N	1,388	279,039
Oceana Group Ltd.	66,480	279,464
SPAR Group Ltd., (The)	37,343	458,222
		1,167,963
South Korea—14.7%
Amorepacific Corp.	3,062	494,421
Celltrion Healthcare Co., Ltd.*	7,634	842,384
Celltrion, Inc.*	2,656	817,026
Grand Korea Leisure Co., Ltd.	27,325	375,266
GS Retail Co., Ltd.	26,477	807,009
Innocean Worldwide, Inc.	9,393	494,719
KB Financial Group, Inc.	16,061	663,964
Kia Motors Corp.	3,927	205,399
Mirae Asset Daewoo Co., Ltd.	47,676	408,390
Samsung Biologics Co., Ltd.*	980	696,165
Samsung Electronics Co., Ltd.	9,139	550,906
Samsung Heavy Industries Co., Ltd.*	77,270	476,278
Samsung Securities Co., Ltd.	7,651	272,312
SK Hynix, Inc.	29,104	2,564,597
Spigen Korea Co., Ltd.	2,803	162,493
		9,831,329
Taiwan—8.1%
Chenbro Micom Co., Ltd.	250,000	753,019
Chicony Electronics Co., Ltd.	157,000	470,123
Chicony Power Technology Co., Ltd.	156,000	368,115
Global Mixed Mode Technology, Inc.	92,000	522,748
Johnson Health Tech Co., Ltd.	71,000	204,961
Lotes Co., Ltd.	34,000	531,103
Radiant Opto-Electronics Corp.	126,000	513,171
Simplo Technology Co., Ltd.	51,000	592,982
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR†	3,062	297,075
Wiwynn Corp.	47,000	1,125,510
		5,378,807
Turkey—0.7%
Enerjisa Enerji AS	130,123	179,709
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	26,192	154,071
Ulker Biskuvi Sanayi AS*	45,613	129,263
		463,043
United States—3.5%
Micron Technology, Inc.*†	25,538	1,636,730
National Energy Services Reunited Corp.*†	77,478	677,158
		2,313,888
TOTAL COMMON STOCKS
(Cost $42,588,371)		49,894,341
PREFERRED STOCKS—4.3%
Brazil—1.4%
Itau Unibanco Holding SA 4.410%	173,100	927,310
South Korea—2.9%
Samsung Electronics Co., Ltd. 2.319%	35,582	1,963,113
TOTAL PREFERRED STOCKS
(Cost $1,691,181)		2,890,423
SHORT-TERM INVESTMENTS—18.6%
U.S. Bank Money Market Deposit Account, 0.03%(a)	12,422,642	12,422,642
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,422,642)		12,422,642
TOTAL INVESTMENTS—97.7%
(Cost $56,702,194)		65,207,406
SECURITIES SOLD SHORT—(11.6%)
COMMON STOCKS—(1.0%)
Mexico—(0.4%)
Grupo Financiero Inbursa SAB de CV	(283,700)	(276,538)
United Kingdom—(0.6%)
Antofagasta PLC	(25,967)	(428,795)
TOTAL COMMON STOCKS
(Proceeds $(556,981))		(705,333)
EXCHANGE TRADED FUNDS—(10.6%)
Hong Kong—(5.4%)
ChinaAMC ETF Series	(469,400)	(3,615,571)
United States—(5.2%)
iShares MSCI India ETF	(17,810)	(649,709)
iShares MSCI South Africa ETF	(7,624)	(313,270)
iShares MSCI South Korea ETF	(27,198)	(2,078,471)
VanEck Vectors Russia ETF	(17,135)	(390,678)
		(3,432,128)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(6,098,039))		(7,047,699)
TOTAL SECURITIES SOLD SHORT—(11.6%)
(Proceeds $(6,655,020))		(7,753,032)
OTHER ASSETS IN EXCESS OF LIABILITIES—13.9%		9,298,015
NET ASSETS—100.0%		$66,752,389

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of November 30, 2020.

Contracts For Difference held by the Fund at November 30, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Alibaba Group Holding Ltd.	Goldman Sachs	9/16/2025	0.10%	Monthly	19,100	$627,468	$11,921
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	9/16/2025	0.15	Monthly	9,720	2,559,859	63,260
China Shenhua Energy Co., Ltd., Class H	Goldman Sachs	9/16/2025	0.10	Monthly	69,000	133,079	797
Netdragon Websoft Holdings	Goldman Sachs	9/16/2025	0.10	Monthly	67,500	147,867	2,611
Tencent Holdings Ltd.	Goldman Sachs	9/16/2025	0.10	Monthly	33,200	2,420,205	(70,490)
						5,888,478	8,100
France
Total SA	Goldman Sachs	9/16/2025	-0.55	Monthly	2,557	108,533	3,456

Hong Kong
Fortune Real Estate Investment Trust	Goldman Sachs	9/16/2025	0.10	Monthly	333,000	304,325	(700)
Hang Lung Properties	Goldman Sachs	9/16/2025	0.10	Monthly	127,000	313,998	(24,345)
						618,323	(25,044)
Macao
Sands China Ltd.	Goldman Sachs	9/16/2025	0.10	Monthly	217,600	889,359	(67,933)
Wynn Macau Ltd.	Goldman Sachs	9/16/2025	0.10	Monthly	672,000	1,145,172	(47,766)
						2,034,531	(115,699)
Portugal
Jeronimo Martins	Goldman Sachs	9/16/2025	-0.55	Monthly	12,338	211,405	7,193

Russia
Detsky Mir PJSC	Goldman Sachs	9/16/2025	0.15	Monthly	289,510	532,379	74,644
Novolipetsk Steel PJSC	Goldman Sachs	9/16/2025	0.15	Monthly	145,320	366,376	(7,079)
Sberbank of Russia PJSC - SP ADR	Goldman Sachs	9/16/2025	0.15	Monthly	21,175	282,263	747
						1,181,018	68,312
Singapore
DBR Group Holdings Ltd.	Goldman Sachs	9/16/2025	0.13	Monthly	39,900	744,358	16,857
United Overseas Bank Ltd.	Goldman Sachs	9/16/2025	0.13	Monthly	24,200	402,506	5,080
						1,146,864	21,937
South Africa
Naspers Ltd., Class N	Goldman Sachs	9/16/2025	0.15	Monthly	9,594	387,118	6,074

South Korea
Hana Financial Group, Inc.	Goldman Sachs	9/16/2025	0.15	Monthly	24,145	733,857	(68,186)
Posco	Goldman Sachs	9/16/2025	0.15	Monthly	2,301	487,802	(7,231)
Samsung Electronics Co., Ltd.	Goldman Sachs	9/16/2025	0.15	Monthly	24,856	1,498,338	28,502
SK Hynix Inc.	Goldman Sachs	9/16/2025	0.15	Monthly	1,361	119,929	(752)
						2,839,926	(47,668)
Switzerland
Glencore PLC	Goldman Sachs	9/16/2025	0.04	Monthly	84,697	238,783	22,452

Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	Goldman Sachs	9/16/2025	0.15	Monthly	88,251	1,502,194	(1,574)
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	Goldman Sachs	9/16/2025	0.15	Monthly	18,313	1,172,196	15,599
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	HSBC	9/16/2025	0.30	Monthly	18,313	604,531	8,163
						3,278,921	22,188
Total Long						17,933,900	(28,699)

Short
Brazil
Banco Inter SA-PR	Goldman Sachs	9/16/2025	0.08	Monthly	(82,500)	$(375,742)	$(39,565)
Banco Santander	Goldman Sachs	9/16/2025	0.08	Monthly	(31,900)	(234,781)	(4,868)
Cielo SA	Goldman Sachs	9/16/2025	0.08	Monthly	(238,300)	(161,464)	3,990
Hapvida Participacoes, Class E	Goldman Sachs	9/16/2025	0.08	Monthly	(59,500)	(158,152)	1,909
Notre Dame Intermedica Participacoes SA	Goldman Sachs	9/16/2025	0.08	Monthly	(11,500)	(147,040)	6,994
						(1,077,179)	(31,539)
Chile
Cia Cervecerias Uni - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(26,294)	(376,267)	1,704

China
China Life Insurance Co., Ltd., Class H	Goldman Sachs	9/16/2025	0.01	Monthly	(110,000)	(248,239)	7,105
GSX Techedu Inc., - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(3,377)	(217,107)	21,822
KE Holdings, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(2,651)	(173,190)	5,952
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	9/16/2025	0.01	Monthly	(67,900)	(285,255)	(2,420)
						(923,791)	32,459
Colombia
BancoColombia S.A. - SP ADR	Goldman Sachs	9/16/2025	0.06	Monthly	(13,401)	(408,061)	9,103

Hong Kong
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	9/16/2025	0.01	Monthly	(139,600)	(246,857)	(12,817)
Fullshare Holdings	Goldman Sachs	9/16/2025	0.01	Monthly	(19,912,500)	(380,881)	67,326
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	9/16/2025	0.01	Monthly	(333,734)	(510,589)	7,599
Value Partners Group Ltd.	Goldman Sachs	9/16/2025	0.01	Monthly	(454,000)	(245,926)	(28,125)
						(1,384,253)	33,983
Indonesia
Bank Negara Indonesia Persero Tbk PT	Morgan Stanley	12/31/2021	0.08	Monthly	(580,800)	(246,297)	(9,023)
PT Bank Mandiri TBK	Macquarie	9/16/2025	0.08	Monthly	(246,600)	(110,605)	(1,100)
						(356,902)	(10,123)
Kuwait
National Bank of Kuwait	Goldman Sachs	9/16/2025	0.00	Monthly	(124,064)	(341,663)	(6,368)

Malaysia
PPB Group Berhad	Morgan Stanley	9/16/2025	0.08	Monthly	(93,300)	(425,791)	6,282

Mexico
Grupo Televisa SAB - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(28,769)	(230,727)	9,480

Poland
Powszechna Kasa Oszczednosci Bank Polski SA	Goldman Sachs	9/16/2025	0.08	Monthly	(72,218)	(508,144)	5,265

Saudi Arabia
Alinma Bank	Goldman Sachs	9/16/2025	0.08	Monthly	(43,846)	(188,583)	190
Arab National Bank	Goldman Sachs	9/16/2025	0.08	Monthly	(66,063)	(359,572)	(4,125)
Banque Saudi Fransi	Goldman Sachs	9/16/2025	0.08	Monthly	(56,041)	(494,702)	(19,207)
Rabigh Refining and Petroche	Goldman Sachs	9/16/2025	0.08	Monthly	(73,843)	(278,749)	(4,135)
Saudi Arabian Oil Co.	Goldman Sachs	9/16/2025	0.08	Monthly	(51,074)	(490,044)	(11,895)
Saudi Kayan Petrochemical Co.	Goldman Sachs	9/16/2025	0.08	Monthly	(139,026)	(443,228)	(32,802)
						(2,254,878)	(71,975)
Singapore
Golden Agri-Resources	Goldman Sachs	9/16/2025	0.22	Monthly	(3,211,600)	(371,690)	(5,715)
Starhub Ltd.	Goldman Sachs	9/16/2025	0.22	Monthly	(424,300)	(407,572)	3,106
						(779,262)	(2,609)
South Africa
Tiger Brands Ltd.	Goldman Sachs	9/16/2025	3.30	Monthly	(25,864)	(329,015)	20,610

South Korea
Amorepacific Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(2,790)	(450,501)	15,836
Amorepacific Corp.	Macquarie	9/16/2025	0.08	Monthly	(272)	(43,920)	1,551
Celltrion Healthcare Co., Ltd.	Macquarie	9/16/2025	0.08	Monthly	(7,634)	(842,384)	(191,535)
Celltrion, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(2,656)	(817,026)	(130,780)
Dentium Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(10,899)	(414,706)	8,194
Grand Korea Leisure Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(27,325)	(375,266)	(21,484)
Korea Electric Power Corp.	Morgan Stanley	9/16/2025	0.08	Monthly	(15,318)	(296,591)	2,998
Lotte Shopping Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(4,983)	(456,889)	(13,432)
Mirae Asset Daewoo Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(72,627)	(622,119)	(717)
Oil Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(7,331)	(457,442)	(16,317)
Paradise Co., Ltd.	Morgan Stanley	9/16/2025	0.08	Monthly	(28,309)	(377,074)	(3,658)
Samsung BioLogics Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(1,010)	(717,476)	(11,180)
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(77,270)	(476,278)	(46,928)
Samsung Securities Co., Ltd.	Morgan Stanley	9/16/2025	0.08	Monthly	(13,702)	(487,677)	(7,354)
Sillajen Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(10,490)	(114,707)	(750)
						(6,950,056)	(415,555)
Taiwan
Cheng Shin Rubber	Goldman Sachs	9/16/2025	0.08	Monthly	(346,000)	(515,834)	(26,097)
Far Eastone Teleco Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(204,000)	(443,637)	(7,079)
Formosa Petrochemical Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(150,000)	(475,173)	11,588
Largan Precision, Class C	Goldman Sachs	9/16/2025	0.08	Monthly	(5,000)	(565,470)	18,642
WPG Holdings Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(353,000)	(527,770)	(28,125)
						(2,527,884)	(31,071)
Thailand
True Corp. PCL NVDR	Morgan Stanley	9/16/2025	0.08	Monthly	(5,071,300)	(546,147)	(33,455)

United Kingdom
HSBC Holdings PLC	Goldman Sachs	9/16/2025	0.01	Monthly	(92,400)	(481,891)	(13,069)
Total Short						(19,901,911)	(496,878)
Net unrealized gain/(loss) on Contracts For Difference							$(525,577)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$2,628,562	$2,628,562	$-	$-
Chile	352,075	352,075	-	-
China	11,303,760	2,222,144	9,081,616	-
France	301,574	-	301,574	-
Greece	494,090	-	494,090	-
Hong Kong	2,387,640	714,340	1,673,300	-
Hungary	746,593	-	746,593	-
India	5,210,569	554,277	4,656,292	-
Indonesia	439,708	-	439,708	-
Macao	2,041,420	-	2,041,420	-
Malaysia	773,822	-	773,822	-
Mexico	2,254,155	2,254,155	-	-
Netherlands	900,683	-	900,683	-
Russia	904,660	485,852	418,808	-
South Africa	1,167,963	279,464	888,499	-
South Korea	9,831,329	-	9,831,329	-
Taiwan	5,378,807	297,075	5,081,732	-
Turkey	463,043	333,780	129,263	-
United States	2,313,888	2,313,888	-	-
Preferred Stock
Brazil	927,310	927,310	-	-
South Korea	1,963,113	-	1,963,113	-
Short-Term Investments	12,422,642	12,422,642	-	-
Contracts For Difference
Equity Contracts	504,603	175,407	329,196	-
Total Assets	$65,712,009	$25,960,971	$39,751,038	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Mexico	$(276,538)	$(276,538)	$-	$-
United Kingdom	(428,795)	-	(428,795)	-
Exchange Traded Funds
Hong Kong	(3,615,571)	-	(3,615,571)	-
United States	(3,432,128)	(3,432,128)	-	-
Contracts For Difference
Equity Contracts	(1,030,180)	(44,433)	(985,747)	-
Total Liabilities	$(8,783,212)	$(3,753,099)	$(5,030,113)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantlyfrom the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.